Average Annual Total Returns - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio	Apr. 29, 2024
VIP Asset Manager Growth Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.25%
Past 5 years	9.60%
Past 10 years	6.49%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0022
Average Annual Return:
Past 1 year	16.88%
Past 5 years	9.39%
Past 10 years	7.14%